SEGMENTS AND GEOGRAPHIC REGIONS - Reconciliation of Segment Operating EBITDA to Income from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,194	$ 1,147	$ 1,135
Interest income	73	155	50
Interest expense	364	396	486
Non-operating pension/OPEB Benefit costs (credits)	18	(9)	28
Foreign exchange gains (losses), net	3	(73)	15
Future reimbursable indirect costs	0	7	52
Significant items charge	(488)	(961)	(233)
Income from continuing operations before income taxes	1,192	504	1,448
ElectronicsCo
Segment Reporting Information [Line Items]
Operating EBITDA	1,372	1,154	1,529
IndustrialsCo
Segment Reporting Information [Line Items]
Operating EBITDA	1,919	1,915	1,894
Operating Segments
Segment Reporting Information [Line Items]
Operating EBITDA	3,291	3,069	3,423
Operating Segments | ElectronicsCo
Segment Reporting Information [Line Items]
Operating EBITDA	1,372	1,154	1,529
Significant items charge	(4)	(31)	(93)
Operating Segments | IndustrialsCo
Segment Reporting Information [Line Items]
Operating EBITDA	1,919	1,915	1,894
Significant items charge	(117)	(889)	35
Corporate
Segment Reporting Information [Line Items]
Operating EBITDA	(147)	(127)	(162)
Significant items charge	$ (367)	$ (41)	$ (175)